REVENUE CLASSES AND CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
REVENUE CLASSES AND CONCENTRATIONS
REVENUE CLASSES AND CONCENTRATIONS

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021

Revenue by product/service lines:

Retail	$2,153,094	$398,471
Distribution	2,881	14,569
Services	10,519,475	554,672
Total	$12,675,450	$967,712

Revenue by subsidiary:

Singlepoint (parent company)	$21,778	$28,428
Boston Solar	10,244,703	-
Box Pure Air	2,126,821	350,395
Direct Solar America	119,412	448,267
DIGS	7,376	34,217
Energy Wyze	155,360	106,405
Total	$12,675,450	$967,712

One customer comprised 11% of the Company’s revenue for the nine months ended September 30, 2022. No customers comprised 10% or greater of the Company’s revenue for the nine months ended September 30, 2021.

NOTE 9 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Revenue by product/service lines:

Retail	$405,970	$85,428
Distribution	15,591	138,809
Services	387,341	2,653,924
Total	$808,902	$2,878,161

Revenue by subsidiary:

Singlepoint (parent company)	$35,326	$184,561
Direct Solar America	241,042	2,653,924
DIGS	37,358	39,676
EnergyWyze	146,299	-
Box Pure Air	348,877	-
Total	$808,902	$2,878,161

No customer comprised more than 10% of the Company’s revenue for years ended December 31, 2021.

Two customers comprised approximately 38% and 27% of the Company’s revenue for the year ended December 31, 2020.